DEFERRED TAX - Unprovided tax losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Tax losses
Unprovided tax losses	¥ 6,210,282	¥ 11,387,469
1 to 2 Years
Tax losses
Unprovided tax losses		6,753,096
2 and 3 Years
Tax losses
Unprovided tax losses	690,646	711,878
2021
Tax losses
Unprovided tax losses	958,188	975,081
2022
Tax losses
Unprovided tax losses	1,211,002	1,211,002
2023
Tax losses
Unprovided tax losses	997,376	¥ 1,736,412
2024
Tax losses
Unprovided tax losses	¥ 2,353,070